LONG-TERM DEBT AND CREDIT FACILITIES - 6.75% Senior Unsecured Notes (Details) - USD ($)		3 Months Ended			9 Months Ended
	Mar. 16, 2017	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Apr. 30, 2016	Sep. 21, 2012
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings		$ 0		$ 141,500,000	$ 505,600,000	$ 141,500,000
Gain (loss) on purchase and redemption of Senior unsecured notes		$ 0		4,000,000	$ (20,200,000)	4,000,000
Senior Unsecured Notes at 6.75%
Disclosure of detailed information about borrowings [line items]
Face amount								$ 650,000,000
Repurchase of face value of borrowings				145,900,000		$ 145,900,000	$ 15,000,000
Repayments of borrowings	$ 505,600,000			141,500,000
Gain (loss) on purchase and redemption of Senior unsecured notes			$ (20,200,000)	$ 4,000,000
Carrying amount			485,400,000
Contractual cash flows			$ 505,600,000
Senior Unsecured Notes at 6.75% | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%	6.75%			6.75%			6.75%